FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Credit risk exposure
Total financial assets	$ 33,353
Credit risk | Due
Credit risk exposure
Total financial assets	7,287
Credit risk | Not due
Credit risk exposure
Total financial assets	26,066
Cash and cash equivalents | Credit risk
Credit risk exposure
Total financial assets	6,891
Cash and cash equivalents | Credit risk | Not due
Credit risk exposure
Total financial assets	6,891
Investments | Credit risk
Credit risk exposure
Total financial assets	5,998
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	5,998
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	7,278	$ 1,521
Trade receivables | Credit risk
Credit risk exposure
Total financial assets	17,476
Trade receivables | Credit risk | Due
Credit risk exposure
Total financial assets	7,287
Trade receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	10,189
Other receivables | Credit risk
Credit risk exposure
Total financial assets	2,988
Other receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	$ 2,988